Basis of Preparation - Additional Information (Detail)		9 Months Ended
	Mar. 25, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 01, 2019	Dec. 31, 2018 EUR (€)
Statements [Line Items]
weighted average of the incremental borrowing rate					18.30%
Proceeds from issue of equity		€ 118,577,000
Cash on hand		€ 380,699,000
Prepayments of intangible assets				€ 4,644,000		€ 889,000
Government grants of intangible asset				€ 844,000		€ 0
Arrival Group [Member]
Statements [Line Items]
Proceeds from issue of equity | $	$ 611,734,000
Cash on hand			€ 498,638,038